John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 97.3%		$413,521,855
(Cost $350,582,492)
Belgium 6.0%		25,631,418
Anheuser-Busch InBev SA/NV	454,695	25,631,418
France 8.0%		33,969,179
Danone SA	418,400	24,617,594
Sodexo SA	125,167	9,351,585
Italy 6.9%		29,338,317
Ferrari NV	91,122	17,766,056
Salvatore Ferragamo SpA	661,630	11,572,261
Japan 1.0%		4,380,325
Asics Corp.	255,100	4,380,325
Netherlands 8.1%		34,390,463
EXOR NV	202,422	14,951,153
Heineken Holding NV	245,738	19,439,310
Spain 2.4%		9,921,097
Cellnex Telecom SA (A)(B)	219,838	9,921,097
Switzerland 6.2%		26,154,068
Cie Financiere Richemont SA, A Shares	172,205	19,164,740
Dufry AG (B)	168,473	6,989,328
Taiwan 1.5%		6,444,663
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	67,625	6,444,663
United Kingdom 5.4%		23,056,827
Associated British Foods PLC	433,133	9,425,934
GSK PLC	625,261	13,630,893
United States 51.8%		220,235,498
Alphabet, Inc., Class A (B)	7,923	18,026,727
Amazon.com, Inc. (B)	13,714	32,971,063
American Tower Corp.	43,418	11,120,652
Analog Devices, Inc.	50,493	8,503,021
CarGurus, Inc. (B)	257,686	6,524,610
CDW Corp.	38,197	6,488,142
Comcast Corp., Class A	393,958	17,444,460
eBay, Inc.	564,720	27,484,922
Las Vegas Sands Corp. (B)	192,937	6,841,546
Liberty Media Corp.-Liberty Formula One, Series A (B)	285,337	16,269,916
Moderna, Inc. (B)	80,592	11,712,435
Oracle Corp.	209,337	15,055,517
Post Holdings, Inc. (B)	87,479	7,193,398
salesforce.com, Inc. (B)	51,323	8,223,998
The Boston Beer Company, Inc., Class A (B)	17,386	6,177,246

The Hain Celestial Group, Inc. (B)	164,172	4,325,932
Walmart, Inc.	123,392	15,871,913
Warrants 0.1%		$346,930
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (B)	583,817	346,930

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 7.0%			$29,736,915
(Cost $29,736,915)
Short-term funds 7.0%			29,736,915
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.6471(C)	29,736,915	29,736,915

Total investments (Cost $380,319,407) 104.4%	$443,605,700
Other assets and liabilities, net (4.4%)	(18,617,387)
Total net assets 100.0%	$424,988,313

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 5-31-22.
The fund had the following sector composition as a percentage of net assets on 5-31-22:
Consumer discretionary	32.3%
Consumer staples	26.5%
Communication services	16.0%
Information technology	10.5%
Health care	6.0%
Financials	3.5%
Real estate	2.6%
Short-term investments and other	2.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$25,631,418	—	$25,631,418	—
France	33,969,179	—	33,969,179	—
Italy	29,338,317	$17,766,056	11,572,261	—
Japan	4,380,325	—	4,380,325	—
Netherlands	34,390,463	—	34,390,463	—
Spain	9,921,097	—	9,921,097	—
Switzerland	26,154,068	—	26,154,068	—
Taiwan	6,444,663	6,444,663	—	—
United Kingdom	23,056,827	—	23,056,827	—
United States	220,235,498	220,235,498	—	—
Warrants	346,930	346,930	—	—
Short-term investments	29,736,915	29,736,915	—	—
Total investments in securities	$443,605,700	$274,530,062	$169,075,638	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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